Financial Assets - Contractual Maturity Schedule of Securities Purchased under Agreements to Resell (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 9,905	¥ 36,185
Within 30 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 9,905	36,055
After 30 but within 90 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell		¥ 130